Financial Instruments (Details) - Schedule of Financial Assets Measured at Fair Value Level on Recurring Basis - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Cash [Member]
Financial Assets
Financial Assets	$ 21,950,211	$ 6,296,312
Short-term investments [Member]
Financial Assets
Financial Assets	258,702	198,375
Equity investments [Member]
Financial Assets
Financial Assets	56,539	283,081
Level 1 [Member] | Cash [Member]
Financial Assets
Financial Assets	21,950,211	6,296,312
Level 1 [Member] | Short-term investments [Member]
Financial Assets
Financial Assets	258,702	198,375
Level 1 [Member] | Equity investments [Member]
Financial Assets
Financial Assets	56,539	283,081
Level 2 [Member] | Cash [Member]
Financial Assets
Financial Assets
Level 2 [Member] | Short-term investments [Member]
Financial Assets
Financial Assets
Level 2 [Member] | Equity investments [Member]
Financial Assets
Financial Assets
Level 3 [Member] | Cash [Member]
Financial Assets
Financial Assets
Level 3 [Member] | Short-term investments [Member]
Financial Assets
Financial Assets
Level 3 [Member] | Equity investments [Member]
Financial Assets
Financial Assets